Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue
7. Revenue
Revenues from contracts with customers refer to the delivery of goods or the provision of services. They are recognized both at a point in time and also, partially, over time. The deliveries comprise the sales of HAWK AIR and CONDOR terminals. Services mainly consist of the provision of development and training services relating to the laser terminals manufactured by the Company.
Revenue is broken down as follows:

Revenues	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Products	554	559	114
Services	1,801	120	0
Total	2,355	679	114
Revenue recognized from contract liabilities which existed as of December 31, 2020 amounts to €933 thousand in fiscal 2021. (2020: €0 thousand, 2019: €0 thousand).
The Company makes use of the exemption according to IFRS 15.122 regarding the disclosure of the expected revenues for outstanding performance obligations as of December 31, 2021, as all revenues will take place within one year.